Note Related party transactions (Related party transactions with affiliated company - Additional Information) (Detail) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 05, 2014	Apr. 10, 2014	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2006
Related Party Transaction [Line Items]
Deposits					$ 328,000	$ 234,000
Professional Fees					323,043	308,985	$ 282,055
Financing Receivable Allowance For Credit Losses Write Offs						373,266
Equity Method Investee
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					50,000
Donations
Related Party Transaction [Line Items]
Expenses from Transactions with related party					1,500	700
Related Party Residencial Mortgage Loan Director
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties					$ 900			$ 800
Related Party With Secretary Of The Board Of Directors Of Popular
Related Party Transaction [Line Items]
Professional Fees							700
Related Party With Corporation Executive Vice President Chief Legal Officer
Related Party Transaction [Line Items]
Professional Fees							3,800
Lease Income From Related Party							700
Trustee Fees							100
Related Party With Corporation Executive Vice President Chief Legal Officer | Commercial Loans
Related Party Transaction [Line Items]
Professional Fees							$ 600
Related Party With Executive Vice President | Paid In Full
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties				$ 300
Related Party With Executive Vice President | Secured With Undeveloped Land
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage					33.00%
Loans and Leases Receivable, Related Parties				400
Related Party With Executive Vice President | Payable From The Proceeds Of Sale Of Residential Units
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage					50.00%
Loans and Leases Receivable, Related Parties					$ 100
Related Party With Executive Vice President | Commercial Loans
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties				700
Book Value					200
Financing Receivable Allowance For Credit Losses Write Offs				$ 500
Related Party With Shareholder Of The Corporation
Related Party Transaction [Line Items]
Aggregate Price Parcel Of Land Sold	$ 5,300		$ 2,700
Parcel Of Land			2
Real Estate Properties Sold To Affiliates		5
Payments From Real Estate Properties Sold To Affiliates		$ 16,700
Related Party With Investment Companies [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					357,000	364,000
Administrative Fees					8,600	9,100
Waived Fees					2,800	3,300
Net Fees					$ 5,800	$ 5,800
Credit Facilities Terms					$200 million or 10% of BPPR’s capital